Convertible Note Payable (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument, Converted Amount			$ 277,208	$ 70,478	$ 389,100	$ 602,374
Debt Instrument, Interest Accrued, Converted Amount					11,010
Convertible Prom Note #15
Date of Agreement						Feb. 05, 2015
Convertible Note						$ 54,000
Interest Rate						8.00%
Due Date						Nov. 09, 2015
Interest Accrued			0
Convertible Note, Balance			0		$ 59,799	$ 47,980
Debt Instrument, Converted Amount						$ 33,020
Common Stock, shares issued						619,652
Fee					Financing	Default
Fee Amount		$ 11,819			$ 11,819	$ 27,000
Convertible Prom Note #18
Date of Agreement						Mar. 09, 2015
Convertible Note						$ 55,000
Interest Rate						8.00%
Due Date						Jun. 23, 2017
Interest Accrued				0	0	$ 0
Convertible Note, Balance				8,838	0	16,215
Debt Instrument, Converted Amount				7,377		38,785
Debt Instrument, Interest Accrued, Converted Amount				$ 422		$ 5,135
Common Stock, shares issued				2,324,229		2,886,693
Convertible Prom Note #19
Date of Agreement				Mar. 26, 2015
Convertible Note				$ 29,680
Interest Rate				8.00%
Due Date				Mar. 23, 2016
Interest Accrued			4,602	$ 2,577
Convertible Note, Balance				18,751
Original Issue Discount				1,680
Debt Instrument, Converted Amount				$ 10,929
Common Stock, shares issued				796,236
Convertible Prom Note #21
Date of Agreement				May 05, 2015
Convertible Note				$ 68,900
Interest Rate				8.00%
Due Date				May 05, 2016
Interest Accrued					0
Convertible Note, Balance					0
Original Issue Discount				$ 3,900
Debt Instrument, Converted Amount				8,461	60,439
Debt Instrument, Interest Accrued, Converted Amount				$ 566	$ 6,839
Common Stock, shares issued				906,763	44,551,004
Convertible Prom Note #22
Date of Agreement					May 06, 2015
Convertible Note					$ 10,500
Interest Rate					8.00%
Due Date					Feb. 08, 2016
Interest Accrued			0
Convertible Note, Balance		$ 20,900	0		$ 15,750
Fee		Financing			Default
Fee Amount		$ 5,250	$ 5,150		$ 5,250
Convertible Prom Note #24
Date of Agreement					Aug. 28, 2015
Convertible Note					$ 15,000
Interest Rate					8.00%
Due Date					Aug. 28, 2016
Interest Accrued					$ 0
Convertible Note, Balance					0
Debt Instrument, Converted Amount					15,000
Debt Instrument, Interest Accrued, Converted Amount					$ 939
Common Stock, shares issued					4,351,619
Convertible Prom Note #25
Date of Agreement					Sep. 04, 2015
Convertible Note					$ 19,000
Interest Rate					8.00%
Due Date					Jun. 04, 2016
Interest Accrued		0
Convertible Note, Balance		0			$ 20,280
Fee					Financing
Fee Amount		1,280			$ 1,280
Convertible Prom Note #26
Date of Agreement						Dec. 29, 2015
Convertible Note						$ 57,378
Interest Rate						8.00%
Due Date						Jun. 23, 2017
Interest Accrued					0	$ 0
Convertible Note, Balance					$ 0	1,609
Debt Instrument, Converted Amount						59,934
Debt Instrument, Interest Accrued, Converted Amount						$ 1,222
Common Stock, shares issued						1,796,394
Fee						Default
Fee Amount						$ 4,165
Convertible Prom Note #27
Date of Agreement			Jan. 22, 2016
Convertible Note			$ 60,500
Interest Rate			10.00%
Due Date			Oct. 22, 2016
Interest Accrued			$ 0
Convertible Note, Balance			$ 0
Convertible Prom Note #28
Date of Agreement					Feb. 25, 2016
Convertible Note					$ 27,500
Interest Rate					8.00%
Due Date					Feb. 25, 2017
Interest Accrued					$ 0
Convertible Note, Balance					0
Original Issue Discount, unamortized					212
Debt Instrument, Converted Amount					16,745
Debt Instrument, Interest Accrued, Converted Amount					$ 1,380
Common Stock, shares issued					3,325,000
Convertible Prom Note #29
Date of Agreement					Mar. 24, 2016
Convertible Note					$ 7,500
Interest Rate					8.00%
Due Date					Mar. 24, 2017
Interest Accrued					$ 0
Convertible Prom Note #34
Date of Agreement					May 25, 2016
Convertible Note					$ 30,000
Interest Rate					8.00%
Due Date					May 25, 2017
Interest Accrued					$ 0
Convertible Note, Balance					$ 0
Fee					Financing
Fee Amount		8,107			$ 8,107
Convertible Prom Note #30
Date of Agreement					Jun. 08, 2016
Convertible Note					$ 84,250
Interest Rate					8.00%
Due Date					Jun. 08, 2017
Interest Accrued					$ 0
Convertible Note, Balance					$ 0
Fee					Financing
Fee Amount		$ 49,964			$ 49,964
Convertible Prom Note #32
Date of Agreement			Jun. 23, 2016
Convertible Note			$ 56,000
Interest Rate			8.00%
Due Date			Jun. 23, 2017
Interest Accrued			$ 5,695
Convertible Prom Note #35
Date of Agreement			Jul. 07, 2016
Convertible Note			$ 58,000
Interest Rate			8.00%
Due Date			Jul. 07, 2017
Interest Accrued			$ 2,869
Convertible Note, Balance			29,055
Debt Instrument, Converted Amount			28,945
Debt Instrument, Interest Accrued, Converted Amount			$ 1,902
Common Stock, shares issued			69,039,300
Convertible Prom Note #36
Date of Agreement			Oct. 20, 2016
Convertible Note			$ 32,000
Interest Rate			8.00%
Due Date			Oct. 20, 2017
Interest Accrued			$ 2,420
Convertible Prom Note #37
Date of Agreement			Nov. 17, 2016
Convertible Note			$ 56,000
Interest Rate			8.00%
Due Date			Jun. 23, 2017
Interest Accrued			$ 5,695
Convertible Prom Note #38
Date of Agreement			Jan. 05, 2017
Convertible Note			$ 335,000
Interest Rate			10.00%
Due Date			Oct. 05, 2017
Interest Accrued			$ 23,310
Convertible Note, Balance			0
Original Issue Discount			30,000
Convertible Prom Note #39
Date of Agreement					Feb. 20, 2017
Convertible Note					$ 563,028
Interest Rate					8.00%
Due Date					Oct. 25, 2017
Interest Accrued			3,297		$ 904
Convertible Note, Balance			122,086		124,066
Debt Instrument, Converted Amount			86,857		34,370
Debt Instrument, Interest Accrued, Converted Amount			$ 3,048		$ 1,124
Common Stock, shares issued			179,650,000		29,775,000
Convertible Prom Note #40
Date of Agreement			Feb. 21, 2017
Convertible Note			$ 15,000
Interest Rate			8.00%
Due Date			Oct. 25, 2017
Interest Accrued			$ 727
Convertible Prom Note #41
Date of Agreement			Feb. 22, 2017
Convertible Note			$ 59,799
Interest Rate			10.00%
Due Date			Oct. 25, 2017
Convertible Note, Balance			$ 0
Debt Instrument, Converted Amount			59,799
Debt Instrument, Interest Accrued, Converted Amount			4,795
Default Penalty to be recognized			$ 31,407
Common Stock, shares issued			311,043,058
Default Penalty to be recognized			$ 31,407
Convertible Prom Note #42
Date of Agreement			Feb. 22, 2017
Convertible Note			$ 20,900
Interest Rate			10.00%
Due Date			Oct. 22, 2017
Interest Accrued			$ 49
Convertible Note, Balance			13,207
Debt Instrument, Converted Amount			7,693
Debt Instrument, Interest Accrued, Converted Amount			18,607
Default Penalty to be recognized			$ 34,156
Common Stock, shares issued			219,500,000
Default Penalty to be recognized			$ 34,156
Convertible Prom Note #43
Date of Agreement	Apr. 04, 2017		Apr. 04, 2017
Convertible Note	$ 71,457		$ 71,457
Interest Rate	8.00%		8.00%
Due Date	Jan. 08, 2018		Jan. 08, 2018
Interest Accrued			$ 2,803
Convertible Prom Note #44
Date of Agreement	Apr. 18, 2017		Apr. 18, 2017
Convertible Note	$ 115,000		$ 115,000
Interest Rate	10.00%		10.00%
Due Date	Jan. 30, 2018		Jan. 30, 2018
Interest Accrued			$ 3,547
Original Issue Discount	$ 11,500		11,500
Original Issue Discount, unamortized			$ 3,889